Composition of Certain Financial Statement Line Items	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Composition of Certain Financial Statement Line Items	Composition of Certain Condensed Financial Statement Line Items
Property and Equipment, Net
Property and equipment consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Laboratory equipment	$2,711	$2,256
Leasehold improvements	169	169
Furniture, fixtures and office equipment	126	126
Computer hardware	114	105
	3,120	2,656
Less: Accumulated depreciation	(1,499)	(1,285)
Total	1,621	1,371
Construction in progress	93	—
Property and equipment, net	$1,714	$1,371
The Company recorded $0.2 million of depreciation expense for the three months ended March 31, 2021 and 2020, which was primarily allocated to research and development expense.
Other Long Term Assets
Other long term assets consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Deferred offering costs	$3,202	$212
Restricted cash	612	612
Deposits	—	315
Total	$3,814	$1,139
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Accrued professional and consulting fees	$469	$452
Employee compensation	459	484
Use tax	74	49
Other	128	84
Total	$1,130	$1,069
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Cash and cash equivalents	$51,803	$36,607
Restricted cash included in other long term assets	612	612
Total	$52,415	$37,219
Composition of Certain Financial Statement Line Items
Property and Equipment, Net
Property and equipment consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Laboratory equipment	$2,256	$1,444
Leasehold improvements	169	226
Computer hardware	105	98
Furniture, fixtures and office equipment	126	100
	2,656	1,868
Less: Accumulated depreciation	(1,285)	(749)
Total	$1,371	$1,119
The Company recorded $0.7 million and $0.5 million of depreciation expense for the year ended December 31, 2020 and 2019, respectively, which was primarily allocated to research and development expense.
Other Long Term Assets
Other long term assets consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Restricted cash	$612	$—
Deposits	315	459
Deferred offering costs	212	—
Total	$1,139	$459
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Employee compensation	$484	$61
Accrued professional and consulting fees	452	21
Use tax	49	42
Deferred rent	—	30
Other	84	47
Total	$1,069	$201
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Cash and cash equivalents	$36,607	$595
Restricted cash included in other long term assets	612	—
Total	$37,219	$595